BALANCE SHEET	Mar. 31, 2020 USD ($)
Current assets
Cash
Subscriptions receivable	150,000
Total current assets	150,000
Intellectual property	300
Total assets	150,300
Current liabilities
Accounts payable	1,850
Accrued expenses	52,807
Compensation payable	50,000
Due to related parties	341
Total current liabilities	104,998
Members' equity
Class A membership units	718,214
Subscription receivable, related party	(550,000)
Accumulated deficit	(122,912)
Total members' equity	45,302
Total liabilities and members' equity	$ 150,300